Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ 1,825,379	$ 250,075	¥ 2,652,361	¥ 2,031,217
Income tax expense at statutory tax rate	456,345		663,090	507,804
Permanent differences and Research and development super-deduction	(67,319)		(76,414)	(34,966)
Change in valuation allowance	80,576		31,283	64,389
Effect of income tax rate difference in other jurisdictions	6,672		41,854	35,564
Effect of tax holidays and preferential tax rates	(150,067)		(213,804)	(147,894)
Effect of the preferential tax rate adjustment of prior year's EIT			0	(26,873)
Effect of PRC withholding tax	518,815		184,014	164,257
Provision for income tax	¥ 845,022	$ 115,768	¥ 630,023	¥ 562,281
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%